Events after the reporting year	12 Months Ended
Jun. 30, 2021
Events after the reporting year
Events after the reporting year

30.    Events after the reporting year

Beginning with fiscal year 2022, the Mytheresa Group executed a new LTI program for members of the top management. The LTI for fiscal year 2022 is a three-year, long-term incentive program as combination of awarded performance share units and awarded restricted stock units. The performance share units are based on the company’s performance over the three-year period and vest after three years. The restricted stock units vest annually during the three-year period. The estimated expense for fiscal year 2022 will be approximately €1.7 million.

Mytheresa Group signed a land lease contract on June 22, 2021 for a new warehouse in Leipzig, Germany, with an operative start date in fiscal 2023 and a contractual term of 10 years. The monthly lease commitment is €286 thousand, with a monthly net rental and other facility-related expenses of €56 thousand per month. The lease must be terminated 6 months before the end of the lease term, otherwise the contract will be extended for an additional year. The lease includes two extension options, each for an additional five years.

Mytheresa Group exercised extension options to renew the leases for our retail stores for 5 additional years, starting on January 1, 2023 until December 12, 2027. The monthly lease commitment is €172 thousand per month. Additionally, a lease contract for an office space in the U.S. was signed beginning September 1, 2021 until September 30, 2022 with a monthly lease commitment of €14 thousand.